Senior Unsecured Notes and Secured Debt (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Senior Unsecured Notes [Member] USD ($)		Dec. 31, 2010 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] USD ($)		Dec. 31, 2012 Canadian Term Loan [Member] USD ($)	Dec. 31, 2012 Canadian Term Loan [Member] CAD
Principal payments due on debt obligations
2013	$ 410,034,000			$ 300,000,000	[1],[2]		$ 110,034,000	[1],[3]
2014	204,783,000			0	[1],[2]		204,783,000	[1],[3]
2015	725,540,000			501,054,000	[1],[2],[4]		224,486,000	[1],[3]
2016	1,028,730,000			700,000,000	[1],[2]		328,730,000	[1],[3]
2017	770,943,000			450,000,000	[1],[2]		320,943,000	[1],[3]
Thereafter	5,317,013,000			4,194,403,000	[1],[2]		1,122,610,000	[1],[3]
Totals	8,457,043,000			6,145,457,000	[1],[2]		2,311,586,000	[1],[3]
Senior Unsecured Notes Issued [Abstract]
Rate on unsecured notes issued									0.0267	0.0267
Senior Unsecured Convertible Notes Issued [Abstract]
Convertible Debt Issued Amount		494,403,000
Interest rate on convertible debt issued		3.00%
Proceeds from issuance of senior unsecured convertible notes		486,084,000
Conversion rate of senior unsecured convertible notes		19.5064
Conversion price of senior unsecured convertible notes		$ 51.27
Equity component of convertible debt, reacquire	3,275,000	(9,689,000)				29,925,000
Senior Unsecured Notes and Secured Debt Textual [Abstract]
Notes, annual stated interest rates, Minimum				2.25%			1.00%
Notes, annual stated interest rates, Maximum				6.50%			10.00%
Secured debt	2,336,196,000		2,112,649,000
Carrying values of properties securing the debt	3,953,516,000
Unsecured debt	$ 6,114,151,000		$ 4,434,107,000						$ 251,054,000	250,000,000
Margin Over Libor	1.35%								1.45%	1.45%

[1]	(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the consolidated balance sheet.
[2]	(2) Annual interest rates range from 2.25% to 6.5%, excluding the Canadian denominated unsecured term loan.
[3]	(3) Annual interest rates range from 1.0% to 10.0%. Carrying value of the properties securing the debt totaled $3,953,516,000 at December 31, 2012.
[4]	(4) On July 30, 2012, we completed funding on a $250,000,000 Canadian denominated unsecured term loan (approximately $251,054,000 USD at exchange rates on December 31, 2012). The loan matures on July 27, 2015 (with an option to extend for an additional year at our discretion) and bears interest at the Canadian Dealer Offered Rate plus 145 basis points (2.67% at December 31, 2012).